CASH AND CASH EQUIVALENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
	September 30, 2014	December 31, 2013

Cash and bank balances	$4,691,157	$1,327,274

	2013	2012

Cash and bank balances	$1,327,274	$8,424,265